Investments in Associates and Joint Ventures - Financial Information of Major Associates and Joint Venture (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		¥ 3,726,734		¥ 3,254,403
Total liabilities		3,317,392		2,931,113
Total equity		409,342		323,290	¥ 325,310	¥ 307,648
Impairment		(2,510)
Net carrying value of the investments		222,983		201,661	161,472
Total revenues		729,474		627,419	643,355
Net profit/(loss)		59,014		11,936	32,752
Other comprehensive income		34,912		(2,025)	(7,926)
Total comprehensive income		93,926		9,911	¥ 24,826
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		2,632,798		2,373,291
Total liabilities		2,423,234		2,214,781
Total equity		209,564		158,510
Total equity attributable to equity holders of the associates and joint ventures		164,573		158,510
Total adjustments	[1]	412		933
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 164,985		¥ 159,443
Proportion of the Group's ownership		43.686%	[2]	43.686%
Gross carrying value of the investments		¥ 75,180		¥ 72,655
Net carrying value of the investments	[2]	75,180		72,655
Total revenues		76,312		59,279
Net profit/(loss)		12,581		10,707
Other comprehensive income		643		4,160
Total comprehensive income		13,224		14,867
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		243,700		249,362
Total liabilities		178,088		186,224
Total equity		65,612		63,138
Total equity attributable to equity holders of the associates and joint ventures		49,909		48,385
Total adjustments	[1]	(6,209)		(4,938)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 43,700		¥ 43,447
Proportion of the Group's ownership		29.59%	[3]	29.59%
Gross carrying value of the investments		¥ 13,897		¥ 13,822
Impairment		(2,510)	[3]	(1,010)
Net carrying value of the investments	[3]	11,387		12,812
Total revenues		56,704		48,821
Net profit/(loss)		4,166		4,666
Other comprehensive income		152		(1,518)
Total comprehensive income		4,318		3,148
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		91,167		83,561
Total liabilities		67,837		63,654
Total equity		23,330		19,907
Total equity attributable to equity holders of the associates and joint ventures		23,330		19,907
Total adjustments	[1]	0
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 23,330		¥ 19,907
Proportion of the Group's ownership		40.00%		40.00%
Gross carrying value of the investments		¥ 9,332		¥ 7,963
Net carrying value of the investments		9,332		7,963
Total revenues		69,498		65,564
Net profit/(loss)		2,123		121
Other comprehensive income		1,310		(503)
Total comprehensive income		3,433		(382)
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		12,671		8,986
Total liabilities		9,792		6,246
Total equity		2,879		2,740
Total equity attributable to equity holders of the associates and joint ventures		2,872		2,732
Total adjustments	[1]	0
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 2,872		¥ 2,732
Proportion of the Group's ownership		35.00%		35.00%
Gross carrying value of the investments		¥ 1,550		¥ 1,501
Net carrying value of the investments		1,550		1,501
Total revenues		793		643
Net profit/(loss)		153		98
Other comprehensive income		1		1
Total comprehensive income		154		99
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		36,327		36,467
Total liabilities		777		1,043
Total equity		35,550		35,424
Total equity attributable to equity holders of the associates and joint ventures		35,550		35,424
Total adjustments	[1]	449		470
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 35,999		¥ 35,894
Proportion of the Group's ownership		43.86%		43.86%
Gross carrying value of the investments		¥ 21,433		¥ 21,387
Net carrying value of the investments		21,433		21,387
Total revenues		5,008		4,746
Net profit/(loss)		2,635		2,545
Other comprehensive income		0
Total comprehensive income		2,635		2,545
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		564,231		541,762
Total liabilities		240,735		224,822
Total equity		323,496		316,940
Total equity attributable to equity holders of the associates and joint ventures		143,327		140,144
Total adjustments	[1]	17,454		17,926
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 160,781		¥ 158,070
Proportion of the Group's ownership		10.29%	[4]	10.29%
Gross carrying value of the investments		¥ 22,068		¥ 21,892
Net carrying value of the investments	[4]	22,068		21,892
Total revenues		291,435		290,877
Net profit/(loss)		11,264		9,301
Other comprehensive income		(501)		(245)
Total comprehensive income		10,763		9,056
Joy City Commercial Property Fund L.P. (Joy City) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		10,281		10,243
Total liabilities		168		265
Total equity		10,113		9,978
Total equity attributable to equity holders of the associates and joint ventures		10,113		9,978
Total adjustments	[1]	(1,339)		(1,297)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 8,774		¥ 8,681
Proportion of the Group's ownership		66.67%		66.67%
Gross carrying value of the investments		¥ 5,849		¥ 5,787
Net carrying value of the investments		5,849		5,787
Total revenues		306		457
Net profit/(loss)		287		438
Other comprehensive income		0
Total comprehensive income		287		438
Mapleleaf Century Limited (MCL) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		24,381		22,266
Total liabilities		13,620		11,897
Total equity		10,761		10,369
Total equity attributable to equity holders of the associates and joint ventures		10,761		10,369
Total adjustments	[1]	(3,908)		(2,714)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 6,853		¥ 7,655
Proportion of the Group's ownership		75.00%		75.00%
Gross carrying value of the investments		¥ 5,140		¥ 5,741
Net carrying value of the investments		5,140		5,741
Total revenues		795		458
Net profit/(loss)		348		609
Other comprehensive income		0
Total comprehensive income		¥ 348		¥ 609

[1]	Including adjustments for the difference of accounting policies, fair value and others.
[2]	The 2018 final dividend of RMB0.033 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 16 August 2019. The Company received a cash dividend of RMB284 million.
[3]	The 2018 final dividend of HKD0.073 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 16 May 2019. The Company received a cash dividend equivalent to RMB145 million. The 2019 interim dividend of HKD0.110 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 21 August 2019. The Company received a cash dividend equivalent to RMB224 million. Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2019, the stock price of Sino-Ocean was HKD3.13 per share. As at 31 December 2018, the cumulative impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment on 31 December 2019. An impairment loss of RMB1.50 billion was recognised for this investment valued using the discounted future cash flow method for the year ended 31 December 2019. In the valuation, the Group separated the development property and investment property by considering the different future cash flow features. The discount rates applied in the valuation were 10% and 8% for development property and investment property, respectively.
[4]	The 2018 final dividend of RMB0.0533 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 8 May 2019. The Company received a cash dividend of RMB170 million. As at 31 December 2019, China Unicom’s share price is RMB5.89 per share.